Form N-1A Supplement	Apr. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Roundhill Ball Metaverse ETF (METV)
(the “Fund”)
a series of Listed Funds Trust

September 22, 2026
Supplement to the Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated April 30, 2026, as supplemented

Effective after the close of business on September 30, 2026 (the “Effective Date”), the Fund will convert from a passively managed index fund that seeks to track the performance, before fees and expenses, of the Ball Metaverse Index (the “Index”) into an actively managed fund. In connection with this change, on the Effective Date, the Fund’s investment objective, principal investment strategies, and principal investment risks will also change, as discussed in more detail below. While the Fund will be actively managed, its investment focus will still be to obtain exposure to and benefit from the performance of Metaverse Companies (as defined below).
Accordingly, on the Effective Date, the following changes will be made:

	Previous	New
Fund Name	Roundhill Ball Metaverse ETF	Roundhill Metaverse ETF
Investment Objective	The Fund seeks to track the performance, before fees and expenses, of the Ball Metaverse Index.	The Fund seeks total return.
The “Principal Investment Strategies” section in the Fund’s Prospectus is deleted and replaced with the following:
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities of foreign and domestic issuers that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.

Metaverse Companies are engaged in activities that fall into one or more of the categories described below. The categories may change over time as technology and consumer behavior evolve. Currently, the seven categories and their descriptions are as follows:
•Hardware – The sale and support of physical technologies and devices used to access, interact with or develop the Metaverse. This includes, but is not limited to, consumer-facing hardware, such as virtual reality headsets, mobile phones, and haptic gloves, as well as enterprise hardware such as those used to operate or create virtual or augmented reality-based environments, such as industrial cameras, projection and tracking systems, and scanning sensors. This category does not include compute-specific hardware, such as graphic processing unit chips and servers, or networking-specific hardware, such as fiber optic cabling or wireless chipsets.
•Compute – The enablement and supply of computing power to support the Metaverse, supporting such diverse and demanding functions as physics calculation, rendering, data reconciliation and synchronization, artificial intelligence, projection, motion capture and translation. This category may include blockchain-based technologies for the management of marketplaces and networks for decentralized computing capacity.
•Networking – The provision of persistent, real-time connections, high bandwidth, and decentralized data transmission by backbone providers (i.e., companies that provide access to high-speed data transmission networks), the networks, exchange centers, and services that route amongst them, as well as those managing “last mile” (i.e., the function of connecting telecommunication services directly to end-users, both businesses and residential customers, usually in a dense area) data to consumers.
•Virtual Platforms – The development and operation of immersive digital and often three-dimensional simulations, environments and worlds wherein users and businesses can explore, create, socialize and participate in a wide variety of experiences (e.g., race a car, paint a painting, attend a class, listen to music), and engage in economic activity. These businesses are differentiated from traditional online experiences and multiplayer video games by the existence of a large ecosystem of developers and content creators which generate the majority of content on and/or collect the majority of revenues built on top of the underlying platform.
•Interchange Standards – The tools, protocols, formats, services, and engines which serve as actual or de facto standards for interoperability, and enable the creation, operation and ongoing improvements to the Metaverse. These standards support activities such as rendering, physics and artificial intelligence, as well as asset formats and their import/export from experience to experience, forward compatibility management and updating, tooling and authoring activities, and information management.
•Payments – The support of digital payment processes, platforms, and operations, which includes cryptocurrencies, the companies that are fiat on-ramps to those cryptocurrencies, companies that provide or service the infrastructure and technologies to “mint” cryptocurrencies, and companies that provide the financial services necessary to trade and manage cryptocurrencies, as well as issuers of financial products that provide a means of obtaining exposure to cryptocurrencies.
•Content, Assets and Identity Services – The design/creation, sale, re-sale, storage, secure protection and financial management of digital assets, such as virtual goods, as connected to user data and identity. This contains all business and services “built on top of” and/or which “service” the Metaverse, but which are not vertically integrated into a virtual platform by the platform owner, including content which is built specifically for the Metaverse. This category may include blockchain-based technologies for the decentralized creation and trading of digital assets.
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in Metaverse Companies, which may include investments in American Depository Receipts (“ADRs”). For purposes of this policy, the Fund defines Metaverse Companies as foreign and domestic issuers that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues.
Generally, the Fund will invest in those companies with a minimum market capitalization of $250 million (and thereafter maintain a market capitalization of $200 million) and average daily trading volume (“ADV”) of at least $2 million over a trailing six-month period (or if unavailable, since the issuer’s listing date), but the Fund may invest in companies with any market capitalization and ADV. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts, ADRs or Global Depositary Receipts (“GDRs”), including depositary receipts whose underlying securities are non-voting preferred securities.

The Fund may have indirect exposure to cryptocurrencies through investments in foreign exchange-traded funds and domestic exchange-traded products, that primarily hold cryptocurrencies (each, a “Cryptocurrency ETF”), as well as through publicly traded securities of companies engaged in cryptocurrency-related businesses and activities. Cryptocurrency ETFs may invest in bitcoin, ether, tokens related to the Solana Network (“SOL”), XRP, and any other cryptocurrency eligible to be held by U.S. registered investment companies, and seek to generate income and capital appreciation through staking the underlying cryptocurrency. Cryptocurrency ETFs include both investment companies registered under the Investment Company Act of 1940 (“1940 Act”) and exchange-traded products that are not registered under the 1940 Act. Exchange-traded products that are not registered under the 1940 Act do not afford investors, including the Fund, the investor protections available under the 1940 Act. The Fund will not invest directly in cryptocurrencies.

The Fund may invest in shares of companies through initial public offerings (“IPOs”) or in shares of companies that have recently gone through an IPO and are now publicly traded on a stock exchange.
The Fund will concentrate (i.e., hold more than 25% of its total assets): (1) in the aggregate, in one or more industries and/or groups of industries comprising the communication services sector; and, (2) in the aggregate, in one or more industries and/or groups of industries comprising the information technology sector.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Principal Investment Risks
The “Entertainment Industry” sub-risk under “Concentration Risk,” “Index Provider Risk,” “Models and Data Risk,” “Passive Investment Risk,” and “Tracking Error Risk” discussions in the “Principal Investment Risks” section in the “Fund Summary” of the Prospectus are deleted in their entirety and the following risks are hereby added to the same section:
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
IPO Risk. The Fund may at times have the opportunity to invest in IPO shares or in shares of companies that have recently undergone an IPO. The market value of such shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs and the Fund may lose money on an investment in such securities.
The following paragraphs have been added as sub-paragraphs under the Concentration Risk:
•Risks Relating to Communication Services Industries or Groups of Industries. The Fund’s assets will have significant exposure to one or more industries or groups of industries in the Communication Services Sector, which means the Fund will be more affected by the performance of such industries or groups of industries than a fund that is more diversified. Market or economic factors impacting companies in industries or groups of industries within the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in industries or groups of industries within the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in industries or groups of industries within the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

•Risks Relating to Information Technology Industries or Groups of Industries. The information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, information technology industries can be affected by the loss or impairment of intellectual property rights.

The “Additional Information about the Indexes – Ball Metaverse Index” discussion is deleted in its entirety.
The fifth paragraph in the “Additional Information About the Funds - Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:
The Metaverse ETF invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in Metaverse Companies, which may include investments in American Depository Receipts (“ADRs”). For purposes of this policy, the Fund defines Metaverse Companies as foreign and domestic issuers that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues.
The “Additional Information About the Funds – Principal Investment Strategies – Additional Information About the Funds’ Investment Strategies – Ball Metaverse ETF” section of the Prospectus is deleted and replaced with the following:
For temporary defensive purposes, the Fund also may invest in short-term instruments such as commercial paper and/or repurchase agreements collateralized by U.S. government securities. Taking a temporary defensive position may result in the Fund not achieving its investment objective.
The risk chart in the “Additional Information about the Funds – Principal Investment Risks” section of the Prospectus is updated to reflect that the “Entertainment Industry” sub-risk, “Index Provider Risk,” “Models and Data Risk,” “Passive Investment Risk,” and “Tracking Error Risk” are no longer principal risks of the Fund. The chart is also revised to reflect that “Risks Relating to Communication Services
Industries or Groups of Industries” and “Risks Relating to Information Technology Industries or Groups of Industries” (each, a subset of “Concentration Risk”), “IPO Risk,” and “Management Risk” are principal risks of the Fund.
As it relates to the Fund, the following replaces policy #7 on p. 27 of the SAI:

The Fund will concentrate (i.e., hold more than 25% of its total assets): (1) in the aggregate, in one or more industries and/or groups of industries comprising the communication services sector; and (2) in the aggregate, in one or more industries and/or groups of industries comprising the information technology sector.
In addition, all other references in the Prospectus or SAI to the Fund pursuing a passively managed index strategy, the Index, or the Index Provider for the Fund are deleted.
The changes to the Fund’s investment objective, principal investment strategies, and principal investment risks are not expected to affect the Fund’s fees and expenses.

Please retain this Supplement with your Prospectus and SAI for future reference.